FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/07
                           -------



Item 1. Schedule of Investments.


Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Templeton Hard Currency Fund ......................................   3
Notes to Statement of Investments ..........................................   4

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                       PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 39.0%
b Canada Treasury Bills, 11/29/07 - 1/24/08 ...............................       25,950,000 CAD   $  23,931,656
b France Treasury Bill, 8/02/07 ...........................................        5,165,000 EUR       7,062,054
b Germany Treasury Bill, 9/12/07 ..........................................        5,000,000 EUR       6,810,455
b Government of Denmark, Strip, 12/03/07 ..................................       34,200,000 DKK       6,198,182
  Government of Singapore, 2.625%, 10/01/07 ...............................       31,200,000 SGD      20,589,633
b Norway Treasury Bills, 9/19/07 - 12/19/07 ...............................      155,700,000 NOK      26,347,291
  Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ..........................       13,300,000 AUD      11,354,733
b Singapore Treasury Bill, 10/01/07 .......................................        5,500,000 SGD       3,613,672
b Sweden Treasury Bills, 9/19/07 - 12/19/07 ...............................      259,560,000 SEK      38,207,690
                                                                                                   --------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $140,136,461) ......                          144,115,366
                                                                                                   --------------

  U.S. GOVERNMENT AND AGENCY SECURITIES 60.7%
b FHLB, 8/01/07 ...........................................................       15,594,000          15,591,795
  FNMA, 2.125%, 10/09/07 ..................................................    2,400,000,000 JPY      20,292,867
b U.S. Treasury Bills, 8/16/07 - 10/11/07 .................................      190,000,000         188,838,480
                                                                                                   --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $224,559,089) .........                          224,723,142
                                                                                                   --------------
  TOTAL INVESTMENTS (COST $364,695,550) 99.7% .............................                          368,838,508
  NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS 0.3% ...........                            1,187,727
  OTHER ASSETS, LESS LIABILITIES (0.0)% c .................................                              (84,437)
                                                                                                   --------------
  NET ASSETS 100.0% .......................................................                        $ 369,941,798
                                                                                                   ==============

CURRENCY ABBREVIATIONS

AUD   -   Australian Dollar
CAD   -   Canadian Dollar
DKK   -   Danish Krone
EUR   -   Euro
JPY   -   Japanese Yen
NOK   -   Norwegian Krone
SEK   -   Swedish Krona
SGD   -   Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FHLB  -   Federal Home Loan Bank
FNMA  -   Federal National Mortgage Association

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The security is traded on a discount basis with no stated coupon rate.

c Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (the
Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


4 | Quarterly Statement of Investments

Franklin Templeton Global Trust

2. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 365,055,826
                                                                  ==============

Unrealized appreciation .......................................   $   4,087,595
Unrealized depreciation .......................................        (304,913)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $   3,782,682
                                                                  ==============

4. FORWARD EXCHANGE CONTRACTS

At July 31, 2007, the Fund had the following forward exchange contracts outstanding:

------------------------------------------------------------------------------------------------
                                            CONTRACT      SETTLEMENT   UNREALIZED    UNREALIZED
                                             AMOUNT          DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
       840,000   Polish Zloty .........   $    286,006      8/17/07    $   17,031   $        --
 1,000,000,000   Korean Won ...........      1,068,376      8/20/07        20,198            --
     2,930,598   Australian Dollar ....      2,333,635      9/05/07       161,329            --
     2,791,880   Polish Zloty .........        983,610      9/05/07        23,977            --
     4,568,615   Swiss Franc ..........      3,919,539      9/05/07            --      (106,213)
   700,000,000   Japanese Yen .........      6,222,775      9/14/07            --      (284,120)
     9,300,000   Norwegian Krone ......      1,531,747      9/14/07        65,279            --
     4,800,000   Polish Zloty .........      1,685,571      9/14/07        46,962            --
     5,000,000   Singapore Dollar .....      3,308,848      9/14/07           905            --
 2,575,000,000   Korean Won ...........      2,792,595      9/27/07        14,210            --
     6,900,000   Polish Zloty .........      2,398,165      9/27/07        92,799            --
     3,500,000   Singapore Dollar .....      2,306,851      9/27/07        12,055            --
     2,750,000   Swiss Franc ..........      2,311,235      9/27/07            --       (12,327)
   225,000,000   Japanese Yen .........      1,966,611     10/09/07            --       (51,988)
 1,150,650,000   Japanese Yen .........     10,000,000     10/12/07            --      (204,888)
    34,550,000   Malaysian Ringgit ....     10,000,000     10/12/07        36,632            --
     1,800,000   Polish Zloty .........        606,776     10/16/07        43,217            --
 6,000,000,000   Indonesian Rupiah ....        649,702     10/29/07            --        (1,614)
 4,650,000,000   Korean Won ...........      4,988,200     10/29/07        86,003            --
   512,800,000   Japanese Yen .........      4,403,985     11/02/07            --       (27,114)


                                          Quarterly Statement of Investments | 5

Franklin Templeton Global Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------
                                            CONTRACT      SETTLEMENT   UNREALIZED    UNREALIZED
                                             AMOUNT          DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
   700,000,000   Japanese Yen .........   $  6,011,680     11/09/07    $       --   $   (31,928)
       845,000   Australian Dollar ....        655,720     11/13/07        61,943            --
     6,800,000   Canadian Dollar ......      5,798,584     11/13/07       586,849            --
   834,892,500   Japanese Yen .........      7,153,564     11/13/07            --       (18,023)
     3,861,000   Polish Zloty .........      1,306,953     11/13/07        87,636            --
    27,820,000   Swedish Krona ........      4,052,558     11/13/07        94,293            --
     4,537,463   Swiss Franc ..........      3,750,000     11/21/07        57,710            --
     8,350,000   Singapore Dollar .....      5,521,391     11/26/07        35,109            --
    57,000,000   Japanese Yen .........        497,469     11/27/07            --        (9,479)
67,360,000,000   Indonesian Rupiah ....      7,302,845     12/03/07            --       (39,789)
     4,402,925   Polish Zloty .........      1,505,788     12/03/07        84,690            --
   475,000,000   Korean Won ...........        506,937     12/05/07        11,931            --
     7,099,200   Brazilian Real .......      3,600,000     12/27/07       105,793            --
    12,312,000   Malaysian Ringgit ....      3,600,000     12/27/07            --       (10,318)
   266,870,000   Japanese Yen .........      2,350,602      1/04/08            --       (55,238)
   252,650,000   Korean Won ...........        270,851      1/04/08         5,363            --
     7,250,000   Norwegian Krone ......      1,194,202      1/04/08        51,071            --
     2,514,355   Polish Zloty .........        870,019      1/04/08        38,381            --
     1,822,389   Canadian Dollar ......      1,601,959      1/11/08       110,346            --
   110,900,000   Japanese Yen .........        963,008      1/11/08            --        (8,333)
   178,636,250   Japanese Yen .........      1,553,089      1/15/08            --       (14,557)
   277,687,500   Japanese Yen .........      2,415,409      1/16/08            --       (23,490)
     1,400,000   Canadian Dollar ......      1,247,994      1/22/08        67,583            --
   742,401,000   Japanese Yen .........      6,465,106      1/22/08            --       (65,574)
     7,000,000   Polish Zloty .........      2,581,121      1/22/08            --       (51,912)
     6,800,000   Singapore Dollar .....      4,584,373      1/22/08            --       (41,128)
   185,559,000   Japanese Yen .........      1,620,037      1/28/08            --       (19,359)
   135,564,000   Japanese Yen .........      1,181,901      1/31/08            --       (12,124)
     1,991,865   Polish Zloty .........        726,905      1/31/08            --        (7,209)
    95,200,000   Japanese Yen .........        825,672      2/04/08            --        (3,849)
   380,966,250   Japanese Yen .........      3,281,504      2/08/08         8,609            --
    24,287,655   Swedish Krona ........      3,631,039      2/08/08            --        (1,794)
   393,573,500   Japanese Yen .........      3,392,875      2/12/08         7,549            --
    97,475,000   Japanese Yen .........        841,027      2/14/08         1,322            --
     2,200,000   Australian Dollar ....      1,814,692      2/15/08        46,199            --
     3,500,000   Canadian Dollar ......      3,212,778      2/19/08        76,605            --
11,000,000,000   Indonesian Rupiah ....      1,241,535      2/21/08            --       (60,283)
     2,724,300   Polish Zloty .........        976,802      2/21/08         7,444            --
     5,000,000   Singapore Dollar .....      3,348,738      2/21/08            --        (2,248)
    26,357,960   Swedish Krona ........      3,917,072      2/21/08        22,505            --
 2,500,000,000   Indonesian Rupiah ....        278,396      2/29/08            --       (10,042)
    56,140,000   Japanese Yen .........        478,455      2/29/08         7,457            --
     3,539,870   Swedish Krona ........        523,553      2/29/08         5,612            --
     6,179,000   Malaysian Ringgit ....      1,850,000      3/07/08            --       (42,673)
     4,920,000   Canadian Dollar ......      4,620,806      3/26/08         3,727            --


6 | Quarterly Statement of Investments

Franklin Templeton Global Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

------------------------------------------------------------------------------------------------
                                            CONTRACT      SETTLEMENT   UNREALIZED    UNREALIZED
                                             AMOUNT          DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
     1,901,280   Canadian Dollar ......   $  1,783,565      3/28/08    $    3,548   $        --
     3,250,000   Norwegian Krone ......        545,476      3/28/08        12,249            --
     2,700,000   Singapore Dollar .....      1,791,877      3/28/08        18,888            --
     6,250,000   Singapore Dollar .....      4,196,602      4/10/08            --        (1,950)
     5,300,000   Canadian Dollar ......      5,104,498      4/28/08            --      (122,231)
     5,671,200   Malaysian Ringgit ....      1,700,000      4/30/08            --       (37,318)
       850,000   Singapore Dollar .....        572,005      4/30/08            --          (886)
   650,000,000   Japanese Yen .........      5,653,895      5/15/08        17,666            --
    13,700,000   Malaysian Ringgit ....      4,124,022      5/15/08            --      (104,698)
   168,570,000   Japanese Yen .........      1,449,927      5/27/08        22,822            --
   290,000,000   Japanese Yen .........      2,459,503      6/30/08        83,434            --
   436,320,000   Kazakhstan Tenge .....      3,600,000      6/30/08            --       (69,951)
   255,000,000   Japanese Yen .........      2,189,123      7/18/08        51,255            --
Unrealized gain (loss) on offsetting forward exchange contracts ....      326,189            --
                                                                       -------------------------
Unrealized gain (loss) on forward exchange contracts ...............    2,742,375    (1,554,648)
                                                                       -------------------------
   Net unrealized gain (loss) on forward exchange contracts ........   $1,187,727   $        --
                                                                       =========================

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007




                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

09/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer